SCHEDULE OF INDEPENDENT VALUATION OF PERFORMANCE RIGHTS GRANTED (Details)					12 Months Ended
		Dec. 10, 2020 shares	Nov. 29, 2019 shares	Nov. 29, 2018 shares	Jun. 30, 2021 AUD ($) shares $ / shares	Jun. 30, 2020 AUD ($) shares $ / shares		Jun. 30, 2019 AUD ($)
IfrsStatementLineItems [Line Items]
Expenses arising from share-based payments					$ 714,578	$ (14,442)		$ 335,102
Class A Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Number of Performance Rights issued | shares					15,000,000
Total fair value of performance rights					$ 115,500
Expenses arising from share-based payments					$ 38,500
Classa Performance Rights One [Member]
IfrsStatementLineItems [Line Items]
Number of Performance Rights issued | shares						11,250,000
Total fair value of performance rights						$ 86,625
Expenses arising from share-based payments						$ (16,845)
Dr Lindsay Wakefield [Member] | Class A Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Number of Performance Rights issued | shares		5,000,000	3,750,000	3,750,000	3,750,000
Valuation per options (cents) | $ / shares					$ 0.77
Total fair value of performance rights					$ 28,875
Expenses arising from share-based payments					$ 9,625
Dr Jerzy Muchnicki [Member] | Class A Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Number of Performance Rights issued | shares		7,500,000	6,250,000		6,250,000
Valuation per options (cents) | $ / shares					$ 0.77
Total fair value of performance rights					$ 48,125
Expenses arising from share-based payments					$ 16,042
Dr Jerzy Muchnicki [Member] | Class B Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Number of Performance Rights issued | shares		25,000,000
Dr Jerzy Muchnicki [Member] | Class C Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Number of Performance Rights issued | shares		25,000,000
Mr Peter Rubinstein [Member] | Class A Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Number of Performance Rights issued | shares		7,500.00	5,000,000	5,000,000	5,000,000
Valuation per options (cents) | $ / shares					$ 0.77
Total fair value of performance rights					$ 38,500
Expenses arising from share-based payments					$ 12,833
Mr Peter Rubinstein [Member] | Class B Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Number of Performance Rights issued | shares		25,000,000
Mr Peter Rubinstein [Member] | Class C Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Number of Performance Rights issued | shares		25,000,000
Mr Xue Lee [Member]
IfrsStatementLineItems [Line Items]
Number of Performance Rights issued | shares						3,750,000
Mr Xue Lee [Member] | Class A Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Number of Performance Rights issued | shares			3,750,000	3,750,000		3,750,000	[1]
Valuation per options (cents) | $ / shares	[1]					$ 0.77
Total fair value of performance rights	[1]					$ 28,875
Expenses arising from share-based payments	[1]					$ (5,616)
Dr. Paul Kaisian [Member]
IfrsStatementLineItems [Line Items]
Number of Performance Rights issued | shares						57,500,000
Dr. Paul Kaisian [Member] | Class A Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Number of Performance Rights issued | shares			7,500,000	7,500,000		7,500,000	[2]
Valuation per options (cents) | $ / shares	[2]					$ 0.77
Total fair value of performance rights	[2]					$ 57,750
Expenses arising from share-based payments	[2]					$ (11,229)
Dr. Paul Kaisian [Member] | Class B Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Number of Performance Rights issued | shares			25,000,000	25,000,000		25,000,000	[2]
Valuation per options (cents) | $ / shares	[2]					$ 0.77
Total fair value of performance rights	[2]					$ 192,500
Expenses arising from share-based payments	[2]					$ (37,431)
Dr. Paul Kaisian [Member] | Class C Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Number of Performance Rights issued | shares			25,000,000	25,000,000		25,000,000	[2]
Valuation per options (cents) | $ / shares	[2]					$ 0.57
Total fair value of performance rights	[2]					$ 142,500
Expenses arising from share-based payments	[2]					$ (27,708)

[1]	Mr. Xue Lee resigned on July 9, 2019
[2]	Dr. Paul Kasian resigned on September 24, 2019.